Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Liquidity Funds
Entity Central Index Key	0000097098
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000003948
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Institutional Shares
Trading Symbol	TFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000003942
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Administration Shares
Trading Symbol	BFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[2]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.08%
   7-Day Yield...
4.08%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000003943
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BFMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[3]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.68%
   7-Day Yield...
3.68%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000003949
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Dollar Shares
Trading Symbol	TSDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[4]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000231604
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Mischler Financial Group Shares
Trading Symbol	EDUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[5]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000237278
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Stern Brothers Shares
Trading Symbol	SIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[6]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000238343
Shareholder Report [Line Items]
Fund Name	BlackRock Liquid Federal Trust Fund
Class Name	Tigress Shares
Trading Symbol	EVEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Liquid Federal Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[7]
AssetsNet	$ 6,550,383,444
Holdings Count | Holding	95
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,550,383,444
Number of Portfolio Holdings...
95
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.18%
   7-Day Yield...
4.18%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
70.0%
U.S. Government Sponsored Agency Obligations...
33.0
Liabilities in Excess of Other Assets...
(3.0)

C000003928
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Institutional Shares
Trading Symbol	TFDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[8]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003923
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Administration Shares
Trading Symbol	BLFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[9]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.12%
   7-Day Yield...
4.12%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003927
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Capital Shares
Trading Symbol	BFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[10]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.17%
   7-Day Yield...
4.17%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003924
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Management Shares
Trading Symbol	BFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$33	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[11]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.73%
   7-Day Yield...
3.73%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003931
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Cash Reserve Shares
Trading Symbol	BFRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.82%
   7-Day Yield...
3.82%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003930
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Dollar Shares
Trading Symbol	TDDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[13]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.97%
   7-Day Yield...
3.97%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000252320
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Great Pacific Shares
Trading Symbol	GPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[14]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000223514
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Mischler Financial Group Shares
Trading Symbol	HUAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mischler Financial Group Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[15]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000252319
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Penserra Shares
Trading Symbol	PSFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penserra Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[16]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003926
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Premier Shares
Trading Symbol	BUPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[17]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003929
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Private Client Shares
Trading Symbol	BRPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Private Client Shares	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[18]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.71%
   7-Day Yield...
3.71%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003932
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Select Shares
Trading Symbol	BFBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[19]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.39%
   7-Day Yield...
3.39%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000237277
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Stern Brothers Shares
Trading Symbol	SBIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stern Brothers Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[20]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000238342
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	Tigress Shares
Trading Symbol	TIGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tigress Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[21]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000237291
Shareholder Report [Line Items]
Fund Name	FedFund
Class Name	WestCap Shares
Trading Symbol	WSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FedFund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WestCap Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[22]
AssetsNet	$ 168,587,818,648
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$168,587,818,648
Number of Portfolio Holdings...
190
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.22%
   7-Day Yield...
4.22%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
47.3%
U.S. Treasury Obligations...
37.1
U.S. Government Sponsored Agency Obligations...
13.1
Other Assets Less Liabilities...
2.5

C000003921
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Institutional Shares
Trading Symbol	TMCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[23]
AssetsNet	$ 22,151,235,110
Holdings Count | Holding	248
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

C000003920
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Capital Shares
Trading Symbol	TPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of April 14, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$1Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[24]
Expense Ratio, Percent	0.18%	[25]
AssetsNet	$ 22,151,235,110
Holdings Count | Holding	248
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.34%
   7-Day Yield...
4.34%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

C000003922
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Dollar Shares
Trading Symbol	TCDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[26]
AssetsNet	$ 22,151,235,110
Holdings Count | Holding	248
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.20%
   7-Day Yield...
4.20%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

C000240805
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Great Pacific Shares
Trading Symbol	GPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Great Pacific Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[27]
AssetsNet	$ 22,151,235,110
Holdings Count | Holding	248
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

C000003919
Shareholder Report [Line Items]
Fund Name	TempCash
Class Name	Premier Shares
Trading Symbol	TCPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TempCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[28]
AssetsNet	$ 22,151,235,110
Holdings Count | Holding	248
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$22,151,235,110
Number of Portfolio Holdings...
248
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.33%
   7-Day Yield...
4.33%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Commercial Paper...
30.9%
Repurchase Agreements...
22.8
Certificates of Deposit...
21.3
Time Deposits...
20.0
U.S. Treasury Obligations...
1.0
Corporate Bonds...
0.5
Municipal Bonds...
0.4
Other Assets Less Liabilities...
3.1

C000003938
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Institutional Shares
Trading Symbol	TSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[29]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.21%
   7-Day Yield...
4.21%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003940
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Administration Shares
Trading Symbol	BTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$14	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[30]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.11%
   7-Day Yield...
4.11%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003936
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Capital Shares
Trading Symbol	BCHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[31]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.16%
   7-Day Yield...
4.16%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003941
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Management Shares
Trading Symbol	BPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[32]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.72%
   7-Day Yield...
3.72%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003937
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[33]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.82%
   7-Day Yield...
3.82%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003939
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Dollar Shares
Trading Symbol	TFEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[34]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.96%
   7-Day Yield...
3.96%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003935
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Premier Shares
Trading Symbol	BEMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[35]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.21%
   7-Day Yield...
4.21%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000060557
Shareholder Report [Line Items]
Fund Name	T-Fund
Class Name	Select Shares
Trading Symbol	BSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about T-Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[36]
AssetsNet	$ 112,316,303,127
Holdings Count | Holding	109
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$112,316,303,127
Number of Portfolio Holdings...
109
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.38%
   7-Day Yield...
3.38%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.7%
U.S. Treasury Obligations...
45.2
Other Assets Less Liabilities...
3.1

C000003954
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Institutional Shares
Trading Symbol	TTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[37]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.17%
   7-Day Yield...
4.17%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003956
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Administration Shares
Trading Symbol	BITXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Shares	$13	0.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[38]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.07%
   7-Day Yield...
4.07%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003952
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Capital Shares
Trading Symbol	BUCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[39]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.12%
   7-Day Yield...
4.12%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003957
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Management Shares
Trading Symbol	BTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$34	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[40]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.67%
   7-Day Yield...
3.67%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003953
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Cash Reserve Shares
Trading Symbol	BTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Reserve Shares	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[41]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.77%
   7-Day Yield...
3.77%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003955
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Dollar Shares
Trading Symbol	TTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dollar Shares	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[42]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.93%
   7-Day Yield...
3.93%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000060559
Shareholder Report [Line Items]
Fund Name	Treasury Trust Fund
Class Name	Select Shares
Trading Symbol	TSLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Trust Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$50	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[43]
AssetsNet	$ 149,640,686,804
Holdings Count | Holding	48
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$149,640,686,804
Number of Portfolio Holdings...
48
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.34%
   7-Day Yield...
3.34%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
U.S. Treasury Obligations...
106.8%
Liabilities in Excess of Other Assets...
(6.8)

C000003974
Shareholder Report [Line Items]
Fund Name	MuniCash
Class Name	Institutional Shares
Trading Symbol	MCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about MuniCash (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7450.
Additional Information Phone Number	(800) 441-7450
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[44]
AssetsNet	$ 3,899,455,799
Holdings Count | Holding	179
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,899,455,799
Number of Portfolio Holdings...
179
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
3.05%
   7-Day Yield...
3.05%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Variable Rate Demand Notes...
92.5%
Closed-End Investment Companies...
4.7
Other Assets Less Liabilities...
2.8

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	The Capital Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Annualized.
[35]	Annualized.
[36]	Annualized.
[37]	Annualized.
[38]	Annualized.
[39]	Annualized.
[40]	Annualized.
[41]	Annualized.
[42]	Annualized.
[43]	Annualized.
[44]	Annualized.